NOTE 5. OTHER INCOME	12 Months Ended
Dec. 31, 2021
NOTE 5. OTHER INCOME	NOTE 5. OTHER INCOME

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$	December 31, 2019 A$
Government grant	-	82,082	789,083
Sundry income	335,807	479	18,748
	335,807	82,561	807,831